Financial instruments - Activity in level 3 financial assets (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Changes in fair value measurement, assets [abstract]
Balance as of January 1	$ 729
Balance as of June 30	754
Fund investments [member] | Level 3 of fair value hierarchy [member]
Changes in fair value measurement, assets [abstract]
Balance as of January 1	27	$ 25
Additions	0	0
Cash receipts and payments	0	(5)
Gains/(losses) recognized in consolidated statement of comprehensive income	0	0
Unrealized gains/(losses) in income statement	(2)	49
Reclassification	0	0
Balance as of June 30	25	69
Financial investments measured at FVOCI [member] | Level 3 of fair value hierarchy [member]
Changes in fair value measurement, assets [abstract]
Balance as of January 1	19	26
Additions	8	11
Cash receipts and payments	0	0
Gains/(losses) recognized in consolidated statement of comprehensive income	(7)	0
Unrealized gains/(losses) in income statement	0	0
Reclassification	2	5
Balance as of June 30	$ 22	$ 42